Income taxes - Schedule of reconciliation between statutory rate and the Group's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Income before provision for income tax	¥ 1,254,504	$ 179,392	¥ (287,402,606)	¥ 68,197,344
Income taxes, reconciliation, amount
Tax rate differential	8,759
Changes in valuation allowances	(4,634)
Nondeductible items	4,739,972
True-up	(3,881,972)
Effect of expired tax loss	665,217
Disposal of previously recognized tax loss	1,137,971
Effective tax rate	¥ 28,408,570	$ 4,062,372	¥ 15,406,551	¥ 1,068,958
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Income taxes, reconciliation, percent
Local Income tax of mainland of China			25.00%	25.00%
Tax rate differential	0.70%	0.70%	20.76%	(77.33%)
Changes in valuation allowances	(0.37%)	(0.37%)	(42.33%)	36.13%
Nondeductible items	377.84%	377.84%	(8.79%)	19.77%
True-up	(309.44%)	(309.44%)
Effect of expired tax loss	53.03%	53.03%
Disposal of previously recognized tax loss	90.70%	90.70%
Effective tax rate	2264.53%	2264.53%	(5.36%)	3.57%
PRC
Income taxes, reconciliation, amount
Local Income tax of mainland of China	¥ 313,626
Changes in valuation allowances	¥ 11,727,719
Income taxes, reconciliation, percent
Local Income tax of mainland of China	25.00%	25.00%
Changes in valuation allowances	934.85%	934.85%
Cayman
Income taxes, reconciliation, amount
Tax rate differential	¥ (2,598,393)
Income taxes, reconciliation, percent
Tax rate differential	(207.12%)	(207.12%)
British Virgin Islands ("BVI")
Income taxes, reconciliation, amount
Tax rate differential	¥ 16,300,305
Income taxes, reconciliation, percent
Tax rate differential	1299.34%	1299.34%